Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
17. Supplemental Cash Flow Information
a)Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	$	$	$
Cash and cash equivalents	348,785	353,241	424,169
Restricted cash – current	11,144	56,777	40,493
Restricted cash – non-current	45,961	44,849	40,977
Assets held for sale - cash	—	1,121	—
Assets held for sale - restricted cash	—	337	—
	405,890	456,325	505,639

The Company maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 15), leasing arrangements, project tenders and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.

b)The changes in operating assets and liabilities for the years ended December 31, 2020, 2019, and 2018, are as follows:

	Year Ended December 31,
	2020	2019	2018
	$	$	$
Accounts receivable	38,589	(38,811)	(25,090)
Prepaid expenses and other	65,589	(103,712)	(30,808)
Accounts payable	(6,576)	104,579	8,929
Accrued liabilities and other	1,570	33,121	32,215
Receipts from direct financing and sales-type leases (1)	340,931	17,073	—
Asset retirement obligation expenditures	(17,458)	—	—
Expenditures for drydocking	(29,914)	(60,608)	(44,690)
	392,731	(48,358)	(59,444)
(1)Included in the balance for the year ended December 31, 2020 are payments received by the Company upon the sale of two LNG carriers in January 2020 and a payment received by the Company in April 2020 as part of the bareboat charter with BP for the Petrojarl Foinaven FPSO. See Note 2.

c)Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2020, 2019, and 2018, totaled $227.5 million, $290.3 million and $242.9 million, respectively. In addition, during the years ended December 31, 2020, 2019, and 2018, cash interest paid relating to interest rate swap amendments and terminations totaled $nil, $nil and $13.7 million, respectively.
d)On May 11, 2020, Teekay Parent and Teekay LNG eliminated all of the Teekay LNG's incentive distribution rights, which were held by the Teekay GP LLC, in exchange for the issuance to a subsidiary of Teekay Corporation of newly-issued common units of Teekay LNG. This transaction was treated as a non-cash transaction in the Company's consolidated statements of cash flows.
e)On March 27, 2020, Teekay Parent sold Golar-Nor to Altera (see Note 9). Among the assets and liabilities of Golar-Nor that were deconsolidated concurrently with the sale were Golar-Nor's operating lease right-of-use assets and operating lease liabilities relating to the Petroatlantic and Petronordic shuttle tankers totaling $50.7 million and $50.7 million, respectively.
f)During the years ended December 31, 2020 and December 31, 2019, the Company entered into new or extended operating leases, primarily for in-chartered vessels, which resulted in the recognition of additional operating lease right-of-use assets and operating lease liabilities of $0.8 million and $47.7 million, respectively.
g)The associated sales of the Toledo Spirit and Teide Spirit by its owner during the years ended December 31, 2019 and December 31, 2018, respectively, resulted in the vessels being returned to their owner with the obligations related to finance lease being concurrently extinguished. As a result, the sales of the vessels and the concurrent extinguishment of the corresponding obligations related to finance lease of $23.6 million and $23.1 million for the years ended December 31, 2019 and December 31, 2018, respectively, were treated as non-cash transactions in the Company's consolidated statements of cash flows.
h)As at December 31, 2018, Teekay LNG had advanced $79.1 million to the Bahrain LNG Joint Venture and these advances were repayable on November 14, 2019. On the repayment date, Teekay LNG agreed to convert $7.9 million of advances into equity and agreed to convert the remaining advances of $71.2 million into a subordinated loan at an interest rate of 6% with no fixed repayment terms. Both of these transactions were treated as non-cash transactions in the Company's consolidated statements of cash flows for the year ended December 31, 2019